Tax assets and liabilities - Current tax (Details) - USD ($) $ in Millions	Dec. 31, 2019		Dec. 31, 2018
Tax assets and liabilities
Current tax recoverable	$ 492	[1]	$ 476
Current tax liability	396	[1]	411
Provision for uncertain tax matters	$ 198		$ 190

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1